UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08989

                            INDUSTRY LEADERS(R) FUND
               (Exact name of registrant as specified in charter)

             104 Summit Ave PO Box 80, Summit, New Jersey 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                               ------------------
             104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866)-459-2772 Date of fiscal year end: June 30, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         INDUSTRY
[LOGO]   LEADERS(R)
         FUND

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2004

[LOGO]            CLAREMONT
       -----------------------------------
       Adviser to INDUSTRY LEADERS(R) FUND

THE INDUSTRY LEADERS(R) FUND
ANNUAL REPORT
JUNE 30, 2004

Dear Shareholder:

During the past fiscal year ending on June 30, 2004, the Industry Leaders(R) Fund Class D increased in value by 19.92%, Class I by 20.24% and Class L by 20.54%. In that same period, the S&P 500 increased by 19.10% and the Lipper Large Core Equity Index increased by 15.84%. The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders(R) Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USAToday (www.USAToday.com).

THE INVESTMENT ENVIRONMENT

During the first six months of the fiscal year, the Fund achieved a significant amount of its positive performance for the fiscal year. The Class I share was up 16.9% during this period as the domestic stock market continued its recovery from the lows of 2002. The market performance during the second half of the fiscal year was less dramatic as the Fund Class I increased by 2.86%.

OUTLOOK

We anticipate that the balance of the calendar year 2004 will be volatile. The economy continues to recover and corporate profits are improving. To counter the positive news, the Federal Reserve has begun to raise short term interest rates and the rising price of crude oil has definitely hurt the consumer. We believe that the harbinger of terrorist acts worldwide adds uneasiness to the market that can not be ignored. We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value, large cap and small cap, and a balance between equities, fixed income and cash.

INVESTMENT STRATEGY

Since we follow a disciplined investment strategy that selects and allocates our portfolio, the portfolio manager's personal opinion of market direction can not affect the investment process. Our investment process can not remove the ups and downs of the market, but in our opinion, it does hold a higher quality portfolio than the S&P 500. The "Blue Chip" portfolio maintained by the Industry Leaders(R) Portfolio Strategy prevents the Fund from investing in companies with "weak" balance sheets (requires an "A or better" credit rating). The investment process reviews the portfolio monthly and removes stocks with decaying credit quality. There is no guarantee that our strategy will perform as well in the future as it has in the past.

We thank you for the privilege of managing your investments.


Gerald P. Sullivan
President

The following 6 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but provided by the Adviser as required by applicable law. Audited performance tables are found in the financial highlights section of the financial report, which follows page 6 of this report.

PERFORMANCE SUMMARY - INDUSTRY LEADERS(R) FUND

--------------------------------------------------------------------------------
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            (FROM 3/17/99 TO 6/30/04)

                              [LINE CHART OMITTED]
--------------------------------------------------------------------------------

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

--------------------------------------------------------------------------------
                          TOTAL INVESTMENT RETURNS (%)
                           (FROM 3/17/99 TO 6/30/04)

                              [BAR CHART OMITTED]
--------------------------------------------------------------------------------


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2004 - Page 1

                            ANNUAL INVESTMENT RETURNS
                  ILF         ILF          ILF            S&P         LIPPER
                CLASS D      CLASS I      CLASS L       500 INDEX    LARGE CORE
1999*            4.01%         4.19%        n/a          13.56%       12.93%
2000            -0.89%        -0.51%        n/a          -9.10%       -7.37%
2001            -5.11%        -4.84%        n/a         -11.88%      -12.83%
2002           -15.34%       -15.15%      -14.85%       -22.09%      -21.23%
2003            27.81%        28.10%       28.44%        28.67%       24.80%
2004**           2.73%         2.86%        3.00%         3.44%        2.24%

       * Inception 3/17/99
      ** Through June 30


CUMULATIVE PERFORMANCE - CLASS D AND CLASS I SHARES

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                  ILF        ILF         S&P      LIPPER
       VALUE OF $10,000         CLASS D     CLASS I   500 INDEX  LARGE CORE

      Inception 3/17/99          10,000     10,000     10,000     10,000
          June 30, 1999          10,770     10,770     10,543     10,418
      December 31, 1999          10,401     10,419     11,356     11,293
          June 30, 2000          10,289     10,368     11,307     11,506
      December 31, 2000          10,308     10,366     10,322     10,460
          June 30, 2001          10,026     10,104      9,631      9,645
      December 31, 2001           9,781      9,864      9,096      9,118
          June 30, 2002           9,098      9,179      7,900      7,991
      December 31, 2002           8,281      8,370      7,087      7,182
          June 30, 2003           9,067      9,172      7,920      7,911
      December 31, 2003          10,584     10,721      9,118      8,963
          June 30, 2004          10,873     11,028      9,432      9,164


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2004 - Page 2

CUMULATIVE PERFORMANCE - CLASS L SHARE
INCEPTION DATE NOVEMBER 30, 2001

--------------------------------------------------------------------------------
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                     (FROM 11/30/01 TO 6/30/04 - UNAUDITED)

                              [LINE CHART OMITTED]
--------------------------------------------------------------------------------

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                ILF              S&P              LIPPER
          VALUE OF $10,000     CLASS L         500 INDEX         LARGE CORE
         November 30, 2001     10,000           10,000             10,000
         December 31, 2001     10,245           10,088             10,113
             June 30, 2002      9,550            8,761              8,864
         December 31, 2002      8,724            7,859              7,966
             June 30, 2003      9,574            8,783              8,775
         December 31, 2003     11,204           10,112              9,942
             June 30, 2004     11,540           10,460             10,165


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2004 - Page 3

COMPARATIVE PERFORMANCE

                  COMPARATIVE AVERAGE ANNUAL RETURN PERFORMANCE

           OF THE INDUSTRY LEADERS(R) FUND CLASS D AND CLASS I (a)(b)

                                   ILF         ILF         S&P       LIPPER
                                 CLASS D     CLASS I     500 INDEX  LARGE CORE
                1 Year            19.92%      20.24%      19.10%      15.84%
                3 Year             2.74%       2.96%      -0.69%      -1.69%
                5 Year             0.19%       0.48%      -2.20%      -2.53%
      Since Inception*             1.59%       1.87%      -1.10%      -1.64%

      1     year period 6/30/03 to 6/30/04.
      3     year period 6/30/01 to 6/30/04
      5     year period 6/30/99 to 6/30/04

      *     Inception date 3/17/99, From Inception 3/17/99 to 6/30/04.

(a)   Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.


                  COMPARATIVE AVERAGE ANNUAL RETURN PERFORMANCE

                 OF THE INDUSTRY LEADERS(R) FUND CLASS L (a)(b)

                               ILF               S&P             LIPPER
                             CLASS L          500 INDEX         LARGE CORE
                1 Year        20.54%           19.10%            15.84%
      Since Inception*         5.64%            1.74%             0.63%

      1     year period 6/30/03 to 6/30/04

      *     Inception date 11/30/01, From Inception 11/30/01 to 6/30/04.

(a)   Past performance is not indicative of future performance.
(b) Industry Leaders(R) Fund Class L is net of all expenses, versus the gross market benchmark the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2004 - Page 4

      AFTER-TAX RETURNS (UNAUDITED)

      The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

      After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2003 35.0%) and hypothetical sales (for 2003 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

      Finally keep in mind that a fund's performance -whether before or after taxes- does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2004 - Page 5

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENEDE DECEMBER 31, 2003
                                                                     SINCE
INDUSTRY LEADERS(R) FUND CLASS D               1 YEAR     3 YEARS   INCEPTION*
Return before Taxes                            27.81%      0.88%      1.19%
Return After Taxes on Distributions            27.41%      0.57%      0.69%
Return After Taxes on Distributions and
Sale of Fund Shares                            17.82%      0.48%      0.58%

INDUSTRY LEADERS(R) FUND CLASS I
Return before Taxes                            28.10%      1.13%      1.46%
Return After Taxes on Distributions            27.60%      0.58%      0.79%
Return After Taxes on Distributions and
Sale of Fund Shares                            17.94%      0.49%      0.67%

S&P 500 INDEX***                               28.67%      4.05%      1.91%

                                                                       SINCE
INDUSTRY LEADERS(R) FUND CLASS L               1 YEAR     3 YEARS    INCEPTION**
Return before Taxes                            28.44%       n/a       5.61%
Return After Taxes on Distributions            27.83%       n/a       5.07%
Return After Taxes on Distributions and
Sale of Fund Shares                            18.09%       n/a       4.33%

S&P 500 INDEX***                               28.67%                 0.54%

*     Class D & Class I inception date 3/17/99, from inception 3/17/99 to
      12/31/03
**    Class L inception date 11/30/01, from inception 11/30/01 to 12/31/03
***   Reflects no deduction for fees, expenses, or taxes


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2004 - Page 6

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2004
COMMON STOCKS - 99.85%

------------------------------------------------------------------------------------------
INFORMATION ECONOMY - 18.45%                                      SHARES       VALUE
------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------
         HARDWARE - 7.29%
         ---------------------------------------------------------------------------------
                COMPUTER AND PERIPHERALS - 3.50%
                Hewlett-Packard Company                            7,645          161,310
                International Business Machines Corporation        1,015           89,472
                                                                           ---------------
                                                                                  250,782
                                                                           ---------------
                SEMICONDUCTOR - 3.32%
                Intel Corporation                                  5,850          161,460
                Texas Instruments Incorporated                     3,160           76,409
                                                                           ---------------
                                                                                  237,869
                                                                           ---------------
                SEMICONDUCTOR CAPITAL EQUIPMENT - 0.47%
                Applied Materials, Inc. (a)                        1,720           33,746
                                                                           ---------------
          TOTAL HARDWARE                                                          522,397
                                                                           ---------------
         ---------------------------------------------------------------------------------
         MEDIA - 1.16%
         ---------------------------------------------------------------------------------
               NEWSPAPER  - 0.84%
                Gannett Co., Inc.                                    710           60,244
                                                                           ---------------
               PUBLISHING - 0.32%
                The McGraw-Hill Companies Inc.                       300           22,971
                                                                           ---------------
          TOTAL MEDIA                                                              83,215
                                                                           ---------------
         ---------------------------------------------------------------------------------
         SOFTWARE - 4.80%
         ---------------------------------------------------------------------------------
                COMPUTER SOFTWARE & SERVICES - 4.80%
                First Data Corporation                             3,650          162,498
                Microsoft Corporation                              5,650          161,364
                Oracle Corporation (a)                             1,735           20,699
                                                                           ---------------
                                                                                  344,561
                                                                           ---------------
          TOTAL SOFTWARE                                                          344,561
                                                                           ---------------
         ---------------------------------------------------------------------------------
         TELECOMMUNICATION - 5.20%
         ---------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES - 5.20%
                BellSouth Corp.                                    1,930           50,605
                SBC Communications Inc.                            6,670          161,747
                Verizon Communications                             4,440          160,684
                                                                           ---------------
                                                                                  373,036
                                                                           ---------------
          TOTAL TELECOMMUNICATION                                                 373,036
                                                                           ---------------
------------------------------------------------------------------------------------------
TOTAL INFORMATION ECONOMY                                                       1,323,209
------------------------------------------------------------------------------------------


Schedule of Investments Page 1, Annual Report page 7

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2004
COMMON STOCKS - CONTINUED

------------------------------------------------------------------------------------------
MANUFACTURING ECONOMY - 28.88%                                    SHARES       VALUE
------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------
         CONSUMER GOODS - 6.22%
         ---------------------------------------------------------------------------------
                APPAREL - 0.36%
                VF Corporation                                       530           25,811
                                                                           ---------------
                BEVERAGE (ALCOHOLIC) - 0.23%
                Anheuser-Busch Companies Inc.                        300           16,200
                                                                           ---------------
                BEVERAGE (SOFT DRINKS) - 1.06%
                Coca-Cola Company                                  1,510           76,225
                                                                           ---------------
                FOOD PROCESSING - 2.27%
                Kraft Foods Inc.                                   5,130          162,518
                                                                           ---------------
                HOUSEHOLD PRODUCTS - 0.91%
                Procter & Gamble Company                           1,200           65,328
                                                                           ---------------
                RECREATION - 0.96%
                Carnival Corporation                               1,470           69,090
                                                                           ---------------
                SHOE - 0.26%
                Nike Inc. - Class B                                  250           18,938
                                                                           ---------------
                TOILETRIES/COSMETICS - 0.17%
                Gillette Company                                     280           11,872
                                                                           ---------------
          TOTAL CONSUMER GOODS                                                    445,982
                                                                           ---------------
         ---------------------------------------------------------------------------------
         ENERGY - 9.44%
         ---------------------------------------------------------------------------------
                OILFIELD SERVICES - 1.36%
                Schlumberger Limited                               1,540           97,805
                                                                           ---------------
                PETROLEUM INTEGRATED - 7.23%
                ChevronTexaco Corp.                                1,754          165,069
                ConocoPhillips Company                             2,067          157,691
                Exxon Mobil Corporation                            3,658          162,452
                Royal Dutch Petroleum Company                        640           33,069
                                                                           ---------------
                                                                                  518,281
                                                                           ---------------
                PETROLEUM PRODUCING - 0.85%
                Apache Corporation                                 1,396           60,796
                                                                           ---------------
          TOTAL ENERGY                                                            676,882
                                                                           ---------------


Schedule of Investments Page 2, Annual Report page 8

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2004
COMMON STOCKS - CONTINUED

------------------------------------------------------------------------------------------
MANUFACTURING ECONOMY -CONTINUED                                  SHARES       VALUE
------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------
         INDUSTRIAL MATERIALS - 12.79%
         ---------------------------------------------------------------------------------
                AUTO PARTS OEM - 0.83%
                Johnson Controls, Inc.                             1,120           59,786
                                                                           ---------------
                CEMENT & AGGREGATES - 0.22%
                Vulcan Materials Company                             330           15,692
                                                                           ---------------
                CHEMICAL BASIC - 0.59%
                Du Pont (E.I.) de Nemours & Company                  950           42,199
                                                                           ---------------
                CHEMICAL DIVERSIFIED - 0.90%
                3M Company                                           720           64,807
                                                                           ---------------
                CHEMICAL SPECIALTY - 0.74%
                Praxair Technology, Inc.                           1,330           53,080
                                                                           ---------------
                DIVERSIFIED - 2.79%
                Honeywell International Inc.                         880           32,234
                United Technologies Corporation                    1,835          167,866
                                                                           ---------------
                                                                                  200,100
                                                                           ---------------
                ELECTRICAL EQUIPMENT - 3.35%
                Emerson Electric Co.                               1,240           78,802
                General Electric Company                           4,985          161,514
                                                                           ---------------
                                                                                  240,316
                                                                           ---------------


Schedule of Investments Page 3, Annual Report page 9

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2004
COMMON STOCKS - CONTINUED

------------------------------------------------------------------------------------------
MANUFACTURING ECONOMY -CONTINUED                                  SHARES       VALUE
------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------
         INDUSTRIAL MATERIALS - CONTINUED
         ---------------------------------------------------------------------------------
                FOOD PROCESSING - 0.32%
                Archer Daniels Midland Company                     1,370           22,989
                                                                           ---------------
                FURNITURE/HOME FURNISHING - 0.29%
                Leggett & Platt, Incorporated                        780           20,834
                                                                           ---------------
                GOLD/SILVER MINING - 0.41%
                Barrick Gold Corporation                           1,485           29,329
                                                                           ---------------
                MACHINERY - 1.13%
                Caterpillar Inc.                                   1,020           81,029
                                                                           ---------------
                METAL FABRICATING - 0.39%
                Illinois Tool Works Inc.                             290           27,808
                                                                           ---------------
                METALS & MINING - 0.64%
                Alcoa Inc.                                         1,400           46,242
                                                                           ---------------
                STEEL GENERAL - 0.19%
                Nucor Corporation                                    175           13,433
                                                                           ---------------
          TOTAL INDUSTRIAL MATERIALS                                              917,644
                                                                           ---------------
         ---------------------------------------------------------------------------------
         UTILITIES - 0.43%
         ---------------------------------------------------------------------------------
                NATURAL GAS DISTRIBUTION - 0.43%
                KeySpan Corporation                                  840           30,828
                                                                           ---------------
          TOTAL UTILITIES                                                          30,828
                                                                           ---------------
------------------------------------------------------------------------------------------
TOTAL MANUFACTURING ECONOMY                                                     2,071,336
------------------------------------------------------------------------------------------


Schedule of Investments Page 4, Annual Report page 10

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2004
COMMON STOCKS - CONTINUED

------------------------------------------------------------------------------------------
SERVICE ECONOMY - 52.52%                                          SHARES       VALUE
------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------
         BUSINESS SERVICES - 1.62%
         ---------------------------------------------------------------------------------
                AIR TRANSPORT - 0.80%
                United Parcel Service of America, Inc. - Class B     765           57,505
                                                                           ---------------
                BUILDING MATERIALS - 0.35%
                Fluor Corporation                                    530           25,265
                                                                           ---------------
                INDUSTRIAL SERVICES - 0.47%
                Cintas Corporation                                   710           33,846
                                                                           ---------------
          TOTAL BUSINESS SERVICES                                                 116,616
                                                                           ---------------
         ---------------------------------------------------------------------------------
         CONSUMER SERVICES - 6.01%
         ---------------------------------------------------------------------------------
                BUILDING SUPPLIES - 1.06%
                Home Depot Inc.                                    2,160           76,032
                                                                           ---------------
                FOOD WHOLESALERS - 0.15%
                SYSCO Corporation                                    295           10,582
                                                                           ---------------
                PHARMACY SERVICES - 0.92%
                Walgreen Company                                   1,830           66,264
                                                                           ---------------
                RESTAURANT - 0.89%
                McDonald's Corporation                             2,450           63,700
                                                                           ---------------
                RETAIL STORES - 2.99%
                Target Corporation                                 1,240           52,663
                Wal-Mart Stores Inc.                               3,065          161,709
                                                                           ---------------
                                                                                  214,372
                                                                           ---------------
          TOTAL CONSUMER SERVICES                                                 430,950
                                                                           ---------------


Schedule of Investments Page 5, Annual Report page 11

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2004
COMMON STOCKS - CONTINUED

------------------------------------------------------------------------------------------
SERVICE ECONOMY - CONTINUED                                       SHARES       VALUE
------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------
         HEALTHCARE SERVICES - 10.84%
         ---------------------------------------------------------------------------------
                BIOTECHNOLOGY - 1.00%
                Amgen Inc. (a)                                     1,310           71,487
                                                                           ---------------
                DRUGS - 4.66%
                Eli Lilly & Co.                                      220           15,380
                Merck & Co. Inc.                                   3,340          158,650
                Pfizer Inc.                                        4,685          160,602
                                                                           ---------------
                                                                                  334,632
                                                                           ---------------
                MANAGED CARE - 1.92%
                UnitedHealth Group Incorporated                    2,209          137,510
                                                                           ---------------
                MEDICAL SUPPLIES - 3.26%
                Abbott Laboratories, Inc.                          1,880           76,629
                Johnson & Johnson                                  2,830          157,631
                                                                           ---------------
                                                                                  234,260
                                                                           ---------------
          TOTAL HEALTHCARE SERVICES                                               777,889
                                                                           ---------------
------------------------------------------------------------------------------------------
TOTAL SERVICE ECONOMY                                                           3,768,010
------------------------------------------------------------------------------------------

==========================================================================================
TOTAL COMMON STOCK                                                              7,162,555
==========================================================================================
(Cost $6,443,002)
                                                                Principal
MONEY MARKET SECURITIES - 0.23%                                   Amount
Fiduciary Money Market Fund, 0.35% (b)                            16,217           16,217
(Cost $16,217)

==========================================================================================
TOTAL INVESTMENTS - 100.08%                                                     7,178,772
==========================================================================================
(Cost $6,459,221)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%                                     (5,852)
                                                                           ---------------
==========================================================================================
NET ASSETS - 100%                                                               7,172,891
==========================================================================================

(a)   Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004

Sector breakdowns provided by Morningstar


Schedule of Investments Page 6, Annual Report page 12

INDUSTRY LEADERS(R) FUND                                           JUNE 30, 2004
STATEMENT OF ASSETS & LIABILITIES

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment in Securities ($6,459,221)                             $   7,178,772
Cash                                                                      1,022
Dividends receivable                                                      7,630
Receivable for investments sold                                         463,007
                                                                  --------------
   TOTAL ASSETS                                                       7,650,431

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued investment advisory fee payable              $      1,749
Accrued administration fee payable                          1,223
Accrued shareholder services fee payable                      442
Payable for investments purchased                         474,126
                                                     -------------

   TOTAL LIABILITIES                                                    477,540
                                                                  --------------

================================================================================
NET ASSETS                                                        $   7,172,891
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                   $   6,633,138
Accumulated undistributed net investment income                          60,555
Accumulated net realized gain (loss) on investments                    (240,353)
Net unrealized appreciation (depreciation) on investments               719,551
                                                                  --------------

================================================================================
NET ASSETS                                                        $   7,172,891
================================================================================

--------------------------------------------------------------------------------
CLASS D:
--------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                    ==============
   price per share ($2,111,326 / 207,969 shares)                  $       10.15
                                                                  ==============

--------------------------------------------------------------------------------
CLASS I:
--------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                    ==============
   price per share ($2,714,102 / 269,739 shares)                  $       10.06
                                                                  ==============

--------------------------------------------------------------------------------
CLASS L:
--------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                    ==============
   price per share ($2,347,463 / 227,720 shares)                  $       10.31
                                                                  ==============


Annual Report page 13

INDUSTRY LEADERS(R) FUND
STATEMENT OF OPERATIONS FOR THE FISCAL YEAR ENDED JUNE 30, 2004


--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividend income                                                  $   115,267
Interest income                                                          470
                                                                 ------------
TOTAL INCOME                                                         115,737


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Administration fee - Class D                     $       8,236
Administration fee - Class I                             8,819
Administration fee - Class L                             1,583
Investment advisory fee                                 18,718
Shareholder services fee - Class D                       5,146
                                                 --------------
Total operating expenses before administration fees waived            42,502
                                                                 ------------
Administration fees waived - Class D                                  (1,923)
Administration fees waived - Class I                                  (1,375)
                                                                 ------------
Total operating expenses after administration fees waived             39,204
                                                                 ------------
NET INVESTMENT INCOME                                                 76,533
                                                                 ------------

--------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment securities      364,787
Change in net unrealized appreciation
   (depreciation) on investment securities             620,901
                                                 --------------
Net gain (loss) on investment securities                             985,688
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 1,062,221
                                                                 ============


Annual Report page 14

INDUSTRY LEADERS(R) FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED      YEAR ENDED
                                                                      JUNE 30,        JUNE 30,
                                                                        2004            2003
                                                                     -----------    -----------
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
-----------------------------------------------------------------------------------------------
   Net investment income                                             $    76,533    $    56,985
   Net realized gain (loss) on investment securities                     364,787       (248,814)
   Change in net unrealized appreciation (depreciation)                  620,901        317,647
                                                                     -----------    -----------
   Net increase (decrease) in net assets resulting from operations     1,062,221        125,818
                                                                     -----------    -----------
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
   From net investment income
   Class D                                                               (18,793)        (9,866)
   Class I                                                               (22,500)       (11,664)
   Class L                                                               (25,259)       (23,639)
   From net realized gain                                                     --             --
                                                                     -----------    -----------
   Total distributions                                                   (66,552)       (45,169)
-----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS - NET INCREASE
-----------------------------------------------------------------------------------------------
   CLASS D
    Purchased                                                             11,802        771,900
    Redeemed                                                             (97,111)       (17,497)
    Reinvested Dividends                                                  18,793          9,866
                                                                     -----------    -----------
   TOTAL CLASS D                                                         (66,516)       764,269
   CLASS I
    Purchased                                                            582,692        750,700
    Redeemed                                                                (914)            --
    Reinvested Dividends                                                  22,500         11,664
                                                                     -----------    -----------
   TOTAL CLASS I                                                         604,278        762,364
   CLASS L
    Purchased                                                            496,089         55,100
    Redeemed                                                             (89,899)       (41,859)
    Reinvested Dividends                                                  25,259         23,639
                                                                     -----------    -----------
   TOTAL CLASS L                                                         431,449         36,880
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                               969,211      1,563,513
                                                                     -----------    -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                             1,964,880      1,644,162

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
   Beginning of period                                                 5,208,011      3,563,849
                                                                     -----------    -----------

   END OF PERIOD (INCLUDING ACCUMULATED UNDISTRIBUTED NET            --------------------------
    INVESTMENT INCOME OF  $60,555 AND $50,574  RESPECTIVELY)         $ 7,172,891    $ 5,208,011
                                                                     ==========================


Annual Report page 15

INDUSTRY LEADERS(R) FUND
CLASS D
FINANCIAL HIGHLIGHTS

                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                 2004          2003          2002          2001          2000
                                               ---------     ---------     ---------     ---------     ---------
----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    8.54     $    8.66     $    9.61     $   10.13     $   10.77
                                               ---------     ---------     ---------     ---------     ---------
Income from investment operations
   Net investment income                            0.10          0.09          0.08          0.06          0.09
   Net realized and unrealized gain / (loss)        1.60         (0.13)        (0.96)        (0.32)        (0.56)
                                               ---------     ---------     ---------     ---------     ---------
Total from investment operations                    1.70         (0.04)        (0.88)        (0.26)        (0.47)
                                               ---------     ---------     ---------     ---------     ---------
Distributions
   Net investment income                           (0.09)        (0.08)        (0.07)        (0.03)        (0.07)
   Net realized gains                                 --            --            --         (0.23)        (0.10)
                                               ---------     ---------     ---------     ---------     ---------
Total Distributions                                (0.09)        (0.08)        (0.07)        (0.26)        (0.17)

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.15     $    8.54     $    8.66     $    9.61     $   10.13
                                               =========     =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                       19.92%        (0.35)%       (9.16)%       (2.55)%       (4.36)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $   2,111     $   1,832     $   1,017     $   1,082     $   1,093
Ratio of expenses to average net assets             0.86%         0.95%         0.95%         0.95%         0.95%
   after expense waiver
Ratio of expenses to average net assets
   before expense waiver                            0.95%         0.95%         0.95%         0.95%         0.95%
Ratio of net investment income to
   average net assets                               1.00%         1.11%         0.85%         0.59%         0.84%
Portfolio turnover rate                            63.87%        64.13%        65.53%       146.92%        78.04%


Annual Report page 16

INDUSTRY LEADERS(R) FUND
CLASS I
FINANCIAL HIGHLIGHTS

                                              YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               JUNE 30,       JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                 2004          2003          2002          2001          2000
                                               ---------     ---------     ---------     ---------     ---------
----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    8.46     $    8.58     $    9.65     $   10.16     $   10.77
                                               ---------     ---------     ---------     ---------     ---------
Income from investment operations
   Net investment income                            0.12          0.11          0.11          0.08          0.11
   Net realized and unrealized gain / (loss)        1.59         (0.13)        (0.97)        (0.32)        (0.54)
                                               ---------     ---------     ---------     ---------     ---------
Total from investment operations                    1.71         (0.02)        (0.86)        (0.24)        (0.43)
                                               ---------     ---------     ---------     ---------     ---------
Distributions
   Net investment income                           (0.11)        (0.10)        (0.21)        (0.04)        (0.08)
   Net realized gains                                 --            --            --         (0.23)        (0.10)
                                               ---------     ---------     ---------     ---------     ---------
Total Distributions                                (0.11)        (0.10)        (0.21)        (0.27)        (0.18)

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.06     $    8.46     $    8.58     $    9.65     $   10.16
                                               =========     =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                       20.24%        (0.08)%       (8.91)%       (2.65)%       (3.92)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $   2,714     $   1,772     $     959     $   2,616     $   2,021
Ratio of expenses to average net assets             0.64%         0.70%         0.70%         0.70%         0.70%
   after expense waiver
Ratio of expenses to average net assets
   before expense waiver                            0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income to
   average net assets                               1.22%         1.36%         1.19%         0.83%         1.10%
Portfolio turnover rate                            63.87%        64.13%        65.53%       146.92%        78.04%


Annual Report page 17

INDUSTRY LEADERS(R) FUND
CLASS L
FINANCIAL HIGHLIGHTS

                                                                            PERIOD
                                              YEAR ENDED     YEAR ENDED      ENDED
                                               JUNE 30,       JUNE 30,      JUNE 30,
                                                 2004           2003        2002 (a)
                                               ---------     ---------     ---------
------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period           $    8.67     $    8.79     $    9.21
                                               ---------     ---------     ---------
Income from investment operations
   Net investment income                            0.14          0.14          0.07
   Net realized and unrealized gain / (loss)        1.63         (0.13)        (0.48)
                                               ---------     ---------     ---------
Total from investment operations                    1.77          0.01         (0.41)
                                               ---------     ---------     ---------
Distributions
  Net investment income                            (0.13)        (0.13)        (0.01)
  Net realized gains                                                              --
                                               ---------     ---------     ---------
Total Distributions                                (0.13)        (0.13)        (0.01)

------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.31     $    8.67     $    8.79
                                               =========     =========     =========
------------------------------------------------------------------------------------

TOTAL RETURN                                       20.54%         0.26%        (4.45)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $   2,347     $   1,603     $   1,587
Ratio of expenses to average net assets             0.38%         0.38%         0.38%(c)
Ratio of net investment income to
   average net assets                               1.47%         1.71%         1.22%
Portfolio turnover rate                            63.87%        64.13%        65.53%(c)

(a)   November 30, 2001 (date of new share class availability) to June 30, 2002.

(b)   For periods of less than a full year, total returns are not annualized.

(c)   Annualized


Annual Report page 18

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004

NOTE 1. ORGANIZATION

      Industry Leaders(R) Fund (the "Fund") was organized as a series of Industry Leaders(R) Fund, a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

      The Fund currently consists of three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

      Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax regulations regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.


Annual Report page 19

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains Claremont Investment Partners(R), L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

      Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund's investments subject to approval of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.30% of the average daily net assets of the Fund. For the fiscal year ended June 30, 2004, the Adviser received from the Fund a fee of $18,718 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund's classes of shares. Prior to June 30, 2004, such fees were paid, as follows: for Class D and Class I Shares, the Adviser received a fee calculated at the annual rate of 0.40% of the average daily net asset value of each such class; and for Class L, the Adviser received a fee calculated at the annual rate of 0.08% of the average daily net asset value of such class. Effective July 1 2004, the administration agreement was amended to change the rate at which administration fees are calculated to 0.49% of the average daily net asset value of Class D and Class I Shares. For the fiscal year ended June
30, 2004, the Adviser was entitled to receive administration fees of $15,340 from the Fund, of which fees of $1,923 and $1,375 with respect to Class D and Class I Shares, respectively, were voluntarily waived by the Adviser.

During the fiscal year ended June 30, 2004, and pursuant to the terms of a shareholders services plan (the "Shareholder Services Plan"), Class D Shares were subject to a fee, payable to the Adviser and calculated at the annual rate of 0.25% of the average daily net asset value of the Class D Shares. Effective June 30, 2004, however, the Shareholder Services Plan was terminated and Class D was closed to new investors. For the year ended June 30, 2004, the Adviser received shareholder services fees of $5,146.


Annual Report page 20

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 - CONTINUED

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities and registration fees payable to the SEC or the states in which shares of the Fund are permitted to be sold. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

NOTE 4. SHARE TRANSACTIONS

      As of June 30, 2004, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on June 30, 2004 was $6,633,138.

Transactions in shares were as follows:

                                Year ended                     Year ended
                               June 30, 2004                  June 30, 2003
CLASS D:                    SHARES       DOLLARS          SHARES       DOLLARS
Shares Sold                  1,189         11,802         97,923        771,900
Shares issued in
reinvestment of dividend     1,931         18,793          1,250          9,866
Shares Redeemed             (9,682)      ($97,111)        (2,173)      ($17,497)
                            ======      =========         ======      =========
TOTAL                       (6,562)      ($66,516)        97,000       $764,269

                                Year ended                     Year ended
                                June 30, 2004                June 30, 2003
CLASS I:                    SHARES       DOLLARS          SHARES       DOLLARS

Shares Sold                 58,104        582,692         96,124        750,700
Shares issued in
reinvestment of dividend     2,334         22,500          1,494         11,664
Shares Redeemed                (94)         ($914)            --             $0
                            ======      =========         ======      =========
TOTAL                       60,343       $604,278         97,618       $762,364

                                 Year ended                     Year ended
                                June 30, 2004                 June 30, 2003
CLASS L:                    SHARES       DOLLARS          SHARES       DOLLARS

Shares Sold                 49,285        496,089          6,803         55,100
Shares issued in
reinvestment of dividend     2,559         25,259          2,959         23,639
Shares Redeemed             (8,955)      ($89,899)        (5,495)      ($41,859)
                            ======      =========         ======      =========
TOTAL                       42,889       $431,448          4,267        $36,880

NOTE 5. INVESTMENTS

      For the annual period ended June 30, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $4,929,129 and $3,949,654, respectively. As of June 30, 2004, the gross unrealized appreciation for all securities on a tax basis totaled $650,209 and the gross unrealized depreciation for all securities totaled $67,018 for a net unrealized appreciation of $583,191. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $6,595,581. The difference between book cost of securities and tax cost of securities is due to wash sales of $136,360.


Annual Report page 21

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 - CONTINUED

NOTE 6. RELATED PARTY TRANSACTIONS

      The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 65% and is deemed a control person.

NOTE 7. LOSS CARRYFORWARDS

      At June 30, 2004, the Fund had available for federal tax purposes a capital loss carryforward of $99,236. $64,943 expires in 2009, $9,622 expires in 2010 and $24,671 expires in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2004 and 2003 were as follows:

    Distributions paid from:                      2004             2003
    Ordinary Income                              $66,552          $45,169
    Long-Term Capital Gain                             0                0
    Short-Term Capital Gain                            0                0
                                                 -------------------------
                                                 $66,552          $45,169
                                                 ========================

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

    Undistributed Ordinary Income (Accumulated Loss)         $60,555
    Undistributed Long-Term Capital Gain (Losses)           (103,993)
    Unrealized Appreciation (Depreciation)                   583,191
                                                           ---------
                                                            $539,753

The    difference    between    book    basis   and   tax    basis    unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

On April 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

McCurdy's report on the Fund's financial statements as of June 30, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statements date and through the date of engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial disclosure, or auditing scope or procedures, that, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with the reports on the financial statements for such years.


Annual Report page 22

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 - CONTINUED

NOTE 10. TRUSTEES AND OFFICERS OF THE INDUSTRY  LEADERS(R) FUND  (UNAUDITED)

The table below sets forth certain information about the Trustees, none of whom are "interested persons" of the Trust.

--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                                                       ---------
                                                                       PORTFOLIOS        OTHER
                                                                       ----------        -----
                                                      PRINCIPAL         IN FUND      DIRECTORSHIPS
                                                      ---------         -------      -------------
                                POSITION(S)         OCCUPATION(S)       COMPLEX         HELD BY
                                -----------         -------------       -------         -------
  NAME, ADDRESS, AND AGE     HELD WITH TRUST     DURING PAST 5 YEARS    OVERSEEN        TRUSTEE*
  ----------------------     ---------------     -------------------    --------        --------
--------------------------------------------------------------------------------------------------
Richard Wellbrock**          Chairman of      Chairman of the          N/A - Only         None
27 Tall Timbers              the Board of     Hilltop Community Bank   one
Watchung, NJ 07069           Trustees,        in Summit, NJ;           portfolio
Born: 6/24/1937              Trustee and      Vice-Chairman of the     in "Fund
                             Member of        Raritan Valley           Complex"
                             Nominating       Community College;
                             Committee        Vice-Chairman of the
                                              New Jersey Council of
                                              Community Colleges;
                                              Private Real Estate
                                              Investor.
--------------------------------------------------------------------------------------------------
Chris Landsberg              Trustee,         Vice President, GFI      N/A - Only         None
155 East 91st St.            Member of        Group, Inc.              one
New York, NY 10128           Nominating       (inter-bank broker)      portfolio
Born:  12/9/1960             Committee                                 in "Fund
                                                                        Complex"
--------------------------------------------------------------------------------------------------
Eric Mollman                 Trustee,         Telecom Consultant, NH   N/A - Only         None
17 Oak Knoll Rd.             Member of        II, LLC; Vice            one
Summit, NJ 07901             Audit Committee  President Finance,       portfolio
Born:  8/17/1960                              Neoworld                 in "Fund
                                              Communications, Inc.     Complex"
                                              (wireless telecom
                                              company); Senior Vice
                                              President / Managing
                                              Director / Head of
                                              High Yield Research,
                                              Banc One Capital
                                              Markets
--------------------------------------------------------------------------------------------------
Brendan Sachtjen             Trustee,         Senior Vice President,   N/A - Only         None
34 Tanglewylde Ave.          Member of        Webster Bank; Senior     one
Bronxville, NY 10708         Nominating       Vice President,          portfolio
Born:  12/28/1959            Committee        Independence Community   in "Fund
                                              Bank; Senior Vice        Complex"
                                              President KeyBank
                                              Corporate Lending
                                              Group.
--------------------------------------------------------------------------------------------------
Peter P. Schaffer            Trustee,         Financial                N/A - Only         None
193 Mountain Ave.            Member of        Director/CFO, AT&T       one
Summit, NJ 07901             Audit Committee  Finance                  portfolio
Born:  5/15/1962                                                       in "Fund
                                                                       Complex"
--------------------------------------------------------------------------------------------------
Robert Wellbrock**           Trustee,         Private Real Estate      N/A - Only         None
28 Fairway Drive             Member of        Investor; Member of      one
Green Brook, NJ  08812       Audit Committee  the Graduate School      portfolio
Born:  10/28/1946                             Tax Faculty, Fairleigh   in "Fund
                                              Dickenson University;    Complex"
                                              Financial Officer,
                                              Vemics, Inc. (computer
                                              software company);
                                              Vice President-Taxes,
                                              American Standard
                                              Companies, Inc.
                                              (global diversified
                                              manufacturing)
--------------------------------------------------------------------------------------------------

      *     The  information  in this column  relates only to  directorships  in companies  required to file  certain  reports with the SEC under the various federal securities laws.
      **    Richard Wellbrock and Robert Wellbrock are brothers.


Annual Report page 23

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 - CONTINUED

The following table sets forth certain information about the Trust's officers.

-----------------------------------------------------------------------------------------------
OFFICERS OF THE INDUSTRY LEADERS(R) FUND
--------------------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                                                       ---------
                                                                       PORTFOLIOS        OTHER
                                                                       ----------        -----
                                                      PRINCIPAL         IN FUND      DIRECTORSHIPS
                                                      ---------         -------      -------------
                                POSITION(S)         OCCUPATION(S)       COMPLEX         HELD BY
                                -----------         -------------       -------         -------
  NAME, ADDRESS, AND AGE     HELD WITH TRUST     DURING PAST 5 YEARS    OVERSEEN        TRUSTEE*
  ----------------------     ---------------     -------------------    --------        --------
--------------------------------------------------------------------------------------------------
Gerald P. Sullivan, 43       President,       Chief Investment         N/A - Only         None
PO Box 80                    Chief            Officer of Claremont     one
Summit, NJ 07902-0080        Executive        Investment Partners(R),  portfolio
                             Officer          L.L.C.                   in "Fund
                                                                       Complex"
-----------------------------------------------------------------------------------------------
Laura M.  Sullivan, 41       Secretary        Partner Roadhouse        N/A - Only         None
PO Box 80                                     Group, LLC               one
Summit, NJ 07902-0080                                                  portfolio
                                                                       in "Fund
                                                                       Complex"
-----------------------------------------------------------------------------------------------

NOTE 11. SECURITY PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC's website at http://www.SEC.gov.

NOTE 12. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of The Industry Leaders(R) Fund was held on May 20, 2004. At this Special Meeting, shareholders of the Fund voted on the election of six new Trustees and a proposal to approve a new investment advisory agreement with the Adviser. The two proposals considered at the Special Meeting and actual vote tabulations relating to proposals are as follows:

     PROPOSAL 1: To elect each of the following six trustees to the Fund's Board of Trustees:

     Chris Landsberg
     --------------------------------------------------------------------------
     FOR:                                                   623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------

     Eric C. Mollman
     --------------------------------------------------------------------------
     FOR:                                                   623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------


Annual Report page 24

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 - CONTINUED

     Brendan Sachtjen
     --------------------------------------------------------------------------
     FOR:                                                   623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------

     Peter P. Schaffer
     --------------------------------------------------------------------------
     FOR:                                                   623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------

     Richard Wellbrock
     --------------------------------------------------------------------------
     FOR:                                                   623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------

     Robert Wellbrock
     --------------------------------------------------------------------------
     FOR:                                                   623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                               [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------

     PROPOSAL 2: To approve a new investment advisory agreement between the Fund and Claremont Investment Partners, LLC (the "Adviser").

     --------------------------------------------------------------------------
     FOR:                                                     623,465.366
     --------------------------------------------------------------------------
     (100% of shares present at the Special Meeting)
     --------------------------------------------------------------------------
     (88.9% of shares outstanding)
     --------------------------------------------------------------------------
     AGAINST:                                                 [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------
     ABSTAIN:                                                 [0 SHARES OR 0.0%]
     --------------------------------------------------------------------------


Annual Report page 25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To The Shareholders and
Board of Trustees
The Industry Leaders Fund

We have audited the accompanying statement of assets and liabilities of the Industry Leaders Fund, including the schedule of portfolio investments, as of June 30, 2004, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended June 30, 2003 and the financial highlights of the Industry Leaders Fund for the periods ended June 30, 2003, June 30, 2002, June 30, 2001 and June 30, 2000 were audited by McCurdy and Associates, CPA's, Inc., whose audit practice was acquired by Cohen McCurdy Ltd.. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of June 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Industry Leaders Fund as of June 30, 2004, the results of its operations, the statement of changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
August 3, 2004

ITEM 2. CODE OF ETHICS.

      (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      AS OF THE END OF THE PERIOD TO WHICH THIS REPORT RELATES, THE REGISTRANT HAD NOT ADOPTED A SEPARATE PROCEDURE OR CODE OF ETHICS APPLICABLE ONLY TO OFFICERS LISTED ABOVE AS, IN THE VIEW OF THE REGISTRANT'S MANAGEMENT, THE REGISTRANT'S EXISTING COMPLIANCE FRAMEWORK ADEQUATELY ENSURED THAT SUCH PERSONS WOULD ADHERE TO STANDARDS CONSISTENT WITH THEIR FIDUCIARY DUTIES TO THE REGISTRANT. IN CONNECTION WITH ITS OVERALL REVIEW OF THE REGISTRANT'S COMPLIANCE FRAMEWORK AND IN ANTICIPATION OF THE EFFECTIVE DATE OF RULE 38A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, HOWEVER, THE BOARD OF TRUSTEES WILL CONSIDER THE ADOPTION OF A SEPARATE CODE OF ETHICS THAT WILL EXPRESSLY IDENTIFY THE ETHICAL DUTIES AND COMPLIANCE RESPONSIBILITIES OF SUCH OFFICERS.

      (b) For purposes of this item, the term "Code of Ethics" means written standards that are reasonably designed to deter wrongdoing ant to promote:

            (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

            (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

            (3)  Compliance  with  applicable   governmental   laws,  rules  and
            regulations;

            (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

            (5) Accountability for adherence to the Code.

      (c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of the item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge upon request pursuant to paragraph (f)(3) of this Item.

      (d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the Items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted and the date of the waiver.

      (e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

      (f) The registrant must:

            (1) File with the Commission, pursuant to Item 11(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

            (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

            (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant  provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested  person" of the  investment  company as
                  defined   in   Section   2(a)(19)   of  the  Act  (15   U.S.C.
                  80a-2(a)(19)).

            (3) If the registrant  provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert

THE FUND'S BOARD OF TRUSTEES (THE "TRUSTEES") HAS DETERMINED THAT ROBERT WELLBROCK IS THE AUDIT COMMITTEE FINANCIAL EXPERT, AS DEFINED IN ITEM 3 OF FORM N-CSR. SERVING ON ITS AUDIT COMMITTEE ALONG WITH MR. WELLBROCK ARE ERIC C. MOLLMAN AND PETER P. SCHAFFER. THE MEMBERS OF THE AUDIT COMMITTEE ARE INDEPENDENT FOR PURPOSES OF ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

THE SEC'S AUDITOR INDEPENDENCE RULES REQUIRE THE AUDIT COMMITTEE OF THE FUND TO PRE-APPROVE (A) ALL AUDIT AND PERMISSIBLE NON-AUDIT SERVICES PROVIDED BY THE FUND'S INDEPENDENT ACCOUNTANTS DIRECTLY TO THE FUND AND (B) THOSE PERMISSIBLE NON-AUDIT SERVICES PROVIDED BY THE FUND'S INDEPENDENT ACCOUNTANTS TO THE FUND'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND'S INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUND (THE "AFFILIATED SERVICE PROVIDERS"), IF THE SERVICES RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND. THE TABLES BELOW SET FORTH FOR THE FUND'S FISCAL YEARS ENDED JUNE 30, 2003 AND JUNE 30, 2004, RESPECTIVELY,
(I) THE FEES BILLED BY THE FUND'S INDEPENDENT ACCOUNTANTS FOR ALL AUDIT AND NON-AUDIT SERVICES PROVIDED DIRECTLY TO THE FUND; (II) THE FEES BILLED BY THE FUND'S INDEPENDENT ACCOUNTANTS FOR NON-AUDIT SERVICES PROVIDED TO THE FUND'S AFFILIATED SERVICE PROVIDERS FOR WHICH PRE-APPROVAL BY THE AUDIT COMMITTEE WAS REQUIRED; AND (III) THE AGGREGATE FEES BILLED BY THE FUND'S INDEPENDENT ACCOUNTANTS FOR NON-AUDIT SERVICES PROVIDED TO THE FUND AND ITS AFFILIATED SERVICE PROVIDERS. DURING THOSE PERIODS, THE FUND'S INDEPENDENT ACCOUNTANTS DID NOT PROVIDE ANY NON-AUDIT SERVICES TO THE FUND'S AFFILIATED SERVICE PROVIDERS.

FEES FOR AUDIT AND NON-AUDIT SERVICES PROVIDED DIRECTLY TO THE FUND:

                           AUDIT FEES       AUDIT-RELATED FEES($)     TAX FEES      ALL OTHER FEES
                           ----------       ---------------------     --------      --------------
FISCAL YEAR ENDED
JUNE 30, 2003              $14,756           $1,510                      $930       $3,110

FISCAL YEAR ENDED
JUNE 30, 2004              $17,776           $1,300                    $1,040       $2,200

FEES FOR NON-AUDIT SERVICES PROVIDED TO THE FUND'S AFFILIATED SERVICE PROVIDERS FOR WHICH PRE-APPROVAL BY THE AUDIT COMMITTEE WAS REQUIRED:

                           AUDIT FEES       AUDIT-RELATED FEES($)     TAX FEES      ALL OTHER FEES
                           ----------       ---------------------     --------      --------------
FISCAL YEAR ENDED
JUNE 30, 2003              $0               $0                        $0            $0

FISCAL YEAR ENDED
JUNE 30, 2004              $0               $0                        $0            $0

AGGREGATE NON-AUDIT FEES FOR SERVICES PROVIDED TO THE FUND AND ITS AFFILIATED SERVICE PROVIDERS, REGARDLESS OF WHETHER PRE-APPROVAL WAS REQUIRED.

                                    AGGREGATE NON-AUDIT FEES($)
                                    ---------------------------
FISCAL YEAR ENDED
JUNE 30, 2003                       $3,240

FISCAL YEAR ENDED
JUNE 30, 2004                       $4,040

      (e)  (1)  Disclose  the  audit  committee's   pre-approval   policies  and
procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

AUDIT, AUDIT-RELATED AND TAX COMPLIANCE SERVICES PROVIDED TO THE FUND ON AN ANNUAL BASIS REQUIRE PRE-APPROVAL BY THE FUND'S AUDIT COMMITTEE. THE AUDIT COMMITTEE PRE-APPROVES THESE SERVICES ON A CASE-BY-CASE BASIS. AS NOTED ABOVE, THE AUDIT COMMITTEE ALSO MUST APPROVE OTHER NON-AUDIT SERVICES PROVIDED TO THE FUND AND THOSE NON-AUDIT SERVICES PROVIDED TO THE FUND'S AFFILIATED SERVICE PROVIDERS THAT RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND. THE COMMITTEE MAY DELEGATE TO ONE OR MORE OF ITS MEMBERS AUTHORITY TO PRE-APPROVE THE AUDITOR'S PROVISION OF AUDIT SERVICES OR PERMISSIBLE NON-AUDIT SERVICES TO THE FUND, OR THE PROVISION OF NON-AUDIT SERVICES TO THE ADVISER OR ANY ADVISER-AFFILIATED SERVICE PROVIDER, PROVIDED THAT THE COST OF SUCH SERVICES DOES NOT EXCEED $10,000. ANY PROPOSED SERVICES EXCEEDING THAT COST LEVEL REQUIRES SPECIFIC PRE-APPROVAL BY THE AUDIT COMMITTEE.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      NONE.

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      NONE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 18c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant's audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

FORM N-CSR DISCLOSURE REQUIREMENT NOT APPLICABLE TO THE FUND.

ITEM 6. SCHEDULE OF INVESTMENTS

      File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

FORM N-CSR DISCLOSURE REQUIREMENT NOT APPLICABLE TO THE FUND.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

FORM N-CSR DISCLOSURE REQUIREMENT NOT APPLICABLE TO THE FUND.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

FORM N-CSR DISCLOSURE REQUIREMENT NOT APPLICABLE TO THE FUND.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

SHAREHOLDERS SUBMITTING RECOMMENDATIONS FOR INDEPENDENT DIRECTORS SHOULD FORWARD THEM TO LAURA M. SULLIVAN, SECRETARY OF THE FUND, AND PROVIDE AT LEAST THE FOLLOWING INFORMATION REGARDING A CANDIDATE: (1) NAME; (2) DATE OF BIRTH; (3) EDUCATION; (4) BUSINESS, PROFESSIONAL OR OTHER RELEVANT EXPERIENCE AND AREAS OF EXPERTISE; (5) CURRENT BUSINESS AND HOME ADDRESSES AND CONTACT INFORMATION; (6) OTHER BOARD POSITIONS OR PRIOR EXPERIENCE; AND (7) ANY KNOWLEDGE AND EXPERIENCE RELATING TO INVESTMENT COMPANIES AND INVESTMENT COMPANY GOVERNANCE. PROSPECTIVE CANDIDATES THAT APPEAR LIKELY TO BE ABLE TO FILL A SIGNIFICANT NEED OF THE BOARD WILL BE CONTACTED BY A MEMBER OF THE BOARD'S NOMINATION COMMITTEE (THE "COMMITTEE") BY TELEPHONE TO DISCUSS THE POSITION; IF THERE APPEARS TO BE SUFFICIENT INTEREST, AN IN-PERSON MEETING WITH ONE OR MORE COMMITTEE MEMBERS WOULD BE ARRANGED, AND, IF THE MEMBER(S), BASED ON THE RESULTS OF THESE CONTACTS, BELIEVES IT HAS IDENTIFIED A VIABLE CANDIDATE, IT WILL AIR THE MATTER WITH THE FULL COMMITTEE FOR ITS INPUT.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS EVALUATED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WITHIN 90 DAYS OF THIS FILING AND HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WERE EFFECTIVE, AS OF THAT DATE, IN ENSURING THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THIS FORM N-CSR WAS RECORDED, PROCESSED, SUMMARIZED AND REPORTED TIMELY.

      (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER IS AWARE OF NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR THAT HAS MATERIALLY AFFECTED, OR IS LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

      CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 of the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

      CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Industry Leaders(R) Fund
----------------------------
By (Signature and Title)*
                                       /s/Gerald P. Sullivan
                                       ----------------------------------------
                                       Gerald P. Sullivan, President

                                       Date September 7, 2004

--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Gerald P. Sullivan
                                    ---------------------
                                    Gerald P. Sullivan, President

                                    Date September 9, 2004

--------------------------------------------------------------------------------

By (Signature and Title)*           /s/Gerald P. Sullivan
                                    ---------------------
                                    Gerald P. Sullivan, Treasurer

                                    Date September 9, 2004

--------------------------------------------------------------------------------
* Print the name and title of each signing officer under his or her signature.